Produced Content, Net	12 Months Ended
Dec. 31, 2021
Disclosure Of Produced Content Net [Abstract]
Produced Content, Net

6 .	PRODUCED CONTENT, NET

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(In millions)
Released, less amortization and impairment
—Predominantly monetized with other content assets	1,857	2,850	447
—Predominantly monetized on its own	78	30	5

	1,935	2,880	452
In production, less impairment
—Predominantly monetized with other content assets	3,742	6,338	994
— Predominantly monetized on its own	82	504	79

	3,824	6,842	1,073
In development, less impairment
—Predominantly monetized with other content assets	666	1,134	178
—Predominantly monetized on its own	131	95	15

	797	1,229	193
Total	6,556	10,951	1,718

Upon the initial application of ASU 2019-02,
Improvements to Accounting for Costs of Films and License Agreements for Program Materials
(“ASU 2019-02”) on January 1, 2020, amortization expense of RMB3,024 million, RMB4,641 million (US$728 million) and RMB1,095 million, RMB1,319 million (US$207 million) was recognized as cost of revenues in the consolidated statements of comprehensive income for the years ended December 31, 2020 and 2021, for produced content predominantly monetized with other content assets and for produced content predominantly monetized on its own, respectively. Prior to adopting ASU 2019-02, amortization expense for produced content was RMB2,977 million for the year ended December 31, 2019. As of December 31, 2021, approximately RMB400 million (US$63 million) of accrued participation liabilities will be paid in fiscal 2022.
Estimated amortization expense relating to the existing produced content for each of the next three years is as follows:

	RMB	US$
	(In millions)
Within 1 year	1,192	187
Between 1 and 2 years	429	67
Between 2 and 3 years	300	47